SUBSEQUENT EVENTS (Details Narrative) - Distoken Acquisition Corporation [Member] - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 30, 2024	Nov. 10, 2023	May 18, 2024	Mar. 31, 2023	Apr. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 14, 2024	Apr. 16, 2024	Apr. 09, 2024	Feb. 26, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Borrowings		$ 60,000						$ 0					$ 0
Balance, shares		3,018,308		545,000				545,000
Amount received form sponser						$ 60,000
Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount		$ 360,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount									$ 360,000
Amount received form sponser	$ 30,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Balance, shares					90,000
Extension funds											$ 210,000
Extension fund reimbursement											150,000
Extension fund payment											$ 60,000
Extension fund monthly payment			$ 30,000
Subsequent Event [Member] | 2024 Note [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount												$ 1,000,000
Borrowings										$ 265,688